Income tax (Details 3) - Deferred Tax Liabilities [Member] - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Convertible debenture	$ 67	$ 233
Deferred cost	74	111
Intangible assets		250
Investment tax credits
Property and equipment		182
Net deferred income tax liabilities	$ 141	$ 776